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PROSKUER ROSE LLP




                                                                October 11, 2007



United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Mr. Stephen G. Krikorian

     RE: TSR, INC.
         FORM 8-K FILED ON SEPTEMBER 21, 2007, AS AMENDED BY
         AMENDMENT NO. 1 FILED ON OCTOBER 9, 2007 FILE NO. 0-08656

Dear Mr. Krikorian:


This letter is furnished on behalf of TSR, Inc. in response to your letter dated October 9, 2007.

For your convenience, your comments are set forth below, followed by our responses.

1. PLEASE OBTAIN AND FILE AN UPDATED EXHIBIT 16 LETTER FROM THE FORMER ACCOUNTANT STATING WHETHER THE ACCOUNTANT AGREES WITH THE STATEMENTS MADE IN YOUR REVISED FORM 8-K.

          The Form 8-K has been revised in accordance with your comments to include as Exhibit 16.2 an updated Exhibit 16.1 with respect to the statements in the revised Form 8-K.


Sincerely,

/s/ Steven A. Fishman
-------------------------
Steven A. Fishman, Esq.
Proskauer Rose LLP


cc: Tamara Tanger
    Senior Staff Accountant